Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Other Current Liabilities [Line Items]
Day 1 gain deferred revenue - current portion	$ (12,783)	$ (38,242)
Deferred operating cost and revenue	(6,080)	(5,584)
Current portion of operating lease liability	(1,597)	(3,076)
Liability for legacy UK tax leases (note 22)	0	(71,739)
Other payables	(15,991)	(454)
Other current liabilities	(46,879)	(136,483)
Contract liability
Other Current Liabilities [Line Items]
Other payables	(2,300)
Commodity swap
Other Current Liabilities [Line Items]
MTM liability on commodity swap (note 22)	(10,428)	(88)
Other payables	(11,700)
Interest rate swap
Other Current Liabilities [Line Items]
MTM liability on commodity swap (note 22)	0	$ (17,300)
Oil
Other Current Liabilities [Line Items]
Day 1 gain deferred revenue - current portion	(10,000)
Gas
Other Current Liabilities [Line Items]
Day 1 gain deferred revenue - current portion	(2,800)
Contract with customer, liability, noncurrent	$ 8,600